Short-Term Investment (Tables)	6 Months Ended
Apr. 30, 2023
Short-Term Investment [Abstract]
Schedule of Short-Term Investment	Short-term investment comprised of the following:
	As of April 30, 2023
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	46,296	-
Securities	-	-	-
	-	46,296	-
	As of October 31, 2022
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	265,836	-	265,836
Securities	-	568,467	-	568,467
	-	834,303	-	834,303